UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03757

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/19

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon California AMT-Free Municipal Bond Fund, Inc.(formerly, Dreyfus California AMT-Free Municipal Bond Fund), covering the six-month period from June 1, 2019 through November 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced bouts of brief volatility during the reporting period, caused in part by concerns over slowing global growth and trade tensions. Prior to the start of the period, mounting trade disputes ended a strong equity market rally. However, stocks recovered in June 2019 and generally experienced an upward trajectory through the month of July. Prices were buoyed by hopes of a U.S.-China trade deal and the steady, although moderate, pace of U.S. economic growth. Nevertheless, concerns over slowing global growth persisted, resulting in bouts of market volatility in August 2019. Stocks rebounded in September and continued an upward path through most of October 2019, supported in part by central bank policy and consistent consumer spending. Near the end of the period, an announcement by President Trump that the first phase of a trade deal with China had been achieved sent U.S. markets to record highs.

In fixed-income markets, indices generally rose during the reporting period, as mixed economic data and the Federal Reserve’s (the “Fed”) new data-dependent stance regarding future policy moves suggested the economy could be slowing. Markets had been expecting a loosening of monetary policy, and at the end of July 2019, the Fed cut the federal funds rate by 25 basis points. The Fed cut rates again in September and October, for a total 75-basis-point reduction in the federal funds rate during the reporting period. Rates across much of the Treasury curve saw a slight increase during the month of November. However, demand for fixed-income instruments during much of the reporting period was strong, which helped to support positive bond market returns.

We remain optimistic on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
December 16, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from June 1, 2019 through November 30, 2019, as provided by Jeffrey Burger and Thomas Casey, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended November 30, 2019, BNY Mellon California AMT-Free Municipal Bond Fund, Inc.’s (formerly the Dreyfus California AMT-Free Municipal Bond Fund) Class A shares produced a total return of 2.26%, Class C shares returned 1.87%, Class I shares returned 2.31%, Class Y shares returned 2.33% and Class Z shares returned 2.37%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within California, achieved a total return of 2.39% for the same period.2

Municipal bonds encountered heightened volatility stemming from shifting Federal Reserve policy and changing supply-and-demand dynamics in the municipal securities market. The fund slightly underperformed the Index, primarily due to holding a greater percentage of callable bonds and to a shorter duration than the Index.

The Fund’s Investment Approach

The fund seeks as high a level of current income, exempt from federal and California state income taxes, as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal and California state income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund invests at least 80% of its assets in investment grade municipal bonds or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The dollar-weighted, average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

Strong Demand and a Reach for Yield Drove the Market

The municipal bond market benefited from strong demand and concern about economic momentum, due in part to concerns about trade tensions. Demand was driven especially by investors in states with high income-tax rates. These investors began moving increasingly into municipal bonds in 2018 as a way to shelter income from federal income taxes, which rose as a result of the cap on the federal deductibility of state and local taxes in the Tax Cuts and Jobs Act of 2017.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Investors continued to favor longer-term issues, causing the municipal bond yield curve to flatten during the period. The quest for yield also caused lower-quality issues to outperform higher-quality issues.

While retail demand drove the market, life insurance companies also increased their activity in the market, especially at the long end of the curve. Banks, on the other hand, continued to pull back, in part because the 2017 cut in the corporate tax rate made tax-exempt municipal bonds less attractive. Mixed economic data was also advantageous for the market, as it made the relative safety of municipal bonds more appealing. It also led the Federal Reserve to cut the federal funds rate by a quarter point three times during the reporting period.

Supply increased somewhat during the reporting period but may have been inhibited by the absence of advance refunding, which was eliminated by the Tax Cuts and Jobs Act of 2017. In the past, advance refunding allowed issuers to replace higher-yielding, tax-exempt debt with lower-yielding, tax-exempt debt. Without the advance refunding, some entities have taken advantage of low yields by issuing taxable debt instead of tax-exempt debt. The supply of new issues picked up toward the end of the reporting period, especially in November 2019.

Generally, fundamentals in the municipal bond market remained healthy during the reporting period. Steady but slower economic growth supported tax revenues, fiscal balances and “rainy day” funds. Some issuers even made larger contributions to their pension funds, improving their funded status.

Shorter Duration Drove Fund Results

The fund’s performance compared to the Index was hampered in part by an overweight to callable bonds. Callable bonds, in effect, have shorter durations, and short duration bonds did not benefit as much as interest rates declined. Shorter curve positioning also detracted from the fund’s returns, given that longer-term bonds outperformed. The fund’s performance was also hindered by an overweight to education bonds, which tend to be of higher quality, and lower-quality bonds generally outperformed the benchmark. In addition, the fund’s overweight position in housing bonds was not beneficial, as lower mortgage rates resulted in refinancings, which hampered performance of this sector.

In contrast, certain sector allocations contributed positively to fund performance. Overweight positions in tobacco bonds provided a modest yield advantage. Holdings of AMT-free bonds were also beneficial. The fund did not make use of derivatives during the reporting period.

A Positive Investment Posture

The California economy remains strong, and the state is in healthy fiscal condition. The technical backdrop for California municipal bonds is also positive. With demand for municipal bonds likely to remain strong, driven by the cap on federal deductibility of state and local taxes, and with supply likely to be manageable, the California municipal bonds could perform well relative to the rest of the market. We will continue to overweight revenue bonds and focus on security selection, emphasizing undervalued issues and relying on our credit research capabilities.

December 16, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z (which is closed to new investors) shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-California residents. Capital gains, if any, are fully taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risks compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon California AMT-Free Municipal Bond Fund, Inc. from June 1, 2019 to November 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended November 30, 2019

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$5.06	$8.88	$3.84	$3.64	$3.90
Ending value (after expenses)	$1,022.60	$1,018.70	$1,023.10	$1,023.30	$1,023.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended November 30, 2019

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$5.05	$8.87	$3.84	$3.64	$3.89
Ending value (after expenses)	$1,020.00	$1,016.20	$1,021.20	$1,021.40	$1,021.15

†  Expenses are equal to the fund’s annualized expense ratio of 1.00% for Class A, 1.76% for Class C, .76% for Class I, .72% for Class Y and .77% for Class Z, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 1.6%
Collateralized Municipal-Backed Securities - 1.6%
California Housing Finance, Revenue Bonds (Green Bonds) (Insured; Federal National Mortgage Association)	2.35	12/1/2035	5,000,000		5,009,350
California Housing Finance, Revenue Bonds, Ser. A	4.25	1/15/2035	4,484,825		5,236,034
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M049	3.05	4/15/2034	3,495,000	[a]	3,675,482
Total Bonds and Notes (cost $13,690,733)			13,920,866

Long-Term Municipal Investments - 100.6%
California - 99.1%
ABAG Finance Authority for Nonprofit Corp., Revenue Bonds, Refunding (Sharp HealthCare Obligated Group) Ser. A	5.00	8/1/2043	13,250,000		14,767,522
ABAG Finance Authority for Nonprofit Corp., Revenue Bonds, Refunding (Sharp HealthCare Obligated Group) Ser. A	6.00	8/1/2030	5,000,000		5,401,650
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2037	1,650,000		1,934,708
Allan Hancock Joint Community College, GO, Ser. C	0/5.60	8/1/2047	11,375,000	[b]	9,194,640
Anaheim Community Facilities District No. 08-1, Special Tax Bonds, Refunding	4.00	9/1/2046	2,000,000		2,130,660
Anaheim Community Facilities District No. 08-1, Special Tax Bonds, Refunding	4.00	9/1/2041	5,250,000		5,604,637
California, GO	5.50	11/1/2035	10,000,000		10,397,700
California, GO	5.50	3/1/2040	16,000,000		16,169,440
California, GO	6.00	3/1/2033	2,000,000		2,023,800
California, GO, Refunding	5.00	2/1/2038	5,000,000		5,407,350
California, GO, Refunding	5.00	8/1/2036	7,000,000		8,428,280
California, GO, Refunding	5.00	9/1/2036	10,000,000		12,062,400
California, GO, Refunding	5.25	9/1/2032	19,500,000		20,888,400
California, GO, Refunding	5.25	10/1/2032	9,170,000		9,853,715
California, GO, Refunding	5.25	2/1/2029	13,835,000		15,057,461

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 99.1% (continued)
California Community Housing Agency, Revenue Bonds (Verdant At Green Valley Project)	5.00	8/1/2049	4,000,000	[a]	4,526,600
California County Tobacco Securitization Agency, Revenue Bonds (Los Angeles County Securitization Corp.)	0.00	6/1/2046	12,500,000	[c]	2,171,875
California County Tobacco Securitization Agency, Revenue Bonds, Refunding	5.00	6/1/2034	5,000,000		5,285,150
California Educational Facilities Authority, Revenue Bonds (Chapman University)	5.00	4/1/2045	2,305,000		2,652,732
California Educational Facilities Authority, Revenue Bonds (Chapman University)	5.00	4/1/2040	5,000,000		5,789,350
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2036	3,845,000		4,584,086
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2037	1,500,000		1,783,710
California Educational Facilities Authority, Revenue Bonds, Refunding (Occidental College)	5.00	10/1/2045	500,000		578,840
California Educational Facilities Authority, Revenue Bonds, Refunding (Pepperdine University)	5.00	9/1/2045	5,000,000		5,822,350
California Educational Facilities Authority, Revenue Bonds, Refunding (Pooled College & University Projects) Ser. A	5.63	7/1/2023	70,000		76,264
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	4.00	11/15/2045	6,000,000		6,736,560
California Health Facilities Financing Authority, Revenue Bonds (Rady Children's Hospital Obligated Group - San Diego)	5.25	8/15/2041	8,500,000		9,032,015
California Health Facilities Financing Authority, Revenue Bonds (Stanford Hospital Clinics) Ser. A	5.00	8/15/2042	1,000,000		1,095,070

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 99.1% (continued)
California Health Facilities Financing Authority, Revenue Bonds (Stutter Health Obligated Group) Ser. A	5.00	11/15/2048	3,000,000	3,584,280
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health Obligated Group) Ser. A	5.00	11/15/2030	750,000	901,845
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health Obligated Group) Ser. A	5.00	11/15/2031	1,150,000	1,380,069
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System/West Obligated Group) Ser. A	4.00	3/1/2039	2,925,000	3,144,258
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	2,000,000	2,340,760
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence Health & Services Obligated Group) Ser. A	5.00	10/1/2031	4,430,000	5,176,233
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence Health & Services Obligated Group) Ser. A	5.00	10/1/2030	3,500,000	4,093,530
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	7/1/2037	7,500,000	8,390,700
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Stanford Health Care Obligated Group) Ser. A	5.00	11/15/2037	3,360,000	4,115,496
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. A	5.00	8/15/2043	2,000,000	2,322,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 99.1% (continued)
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. D	5.25	8/15/2031	3,500,000		3,742,340
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund LLC Obligated Group)	5.00	11/1/2039	550,000		670,571
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund LLC Obligated Group)	5.00	11/1/2044	625,000		754,525
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund LLC Obligated Group)	5.00	11/1/2049	1,500,000		1,800,750
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Academy of Motion Pictures Arts & Sciences Obligated Group)	5.00	11/1/2041	2,250,000		2,520,337
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	1,500,000		1,667,430
California Municipal Finance Authority, Revenue Bonds (California Baptist University) Ser. A	5.00	11/1/2046	2,500,000	[a]	2,823,250
California Municipal Finance Authority, Revenue Bonds (Channing House Project) Ser. B	5.00	5/15/2047	2,500,000		2,937,775
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2043	2,000,000		2,378,820
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside II) (Insured; Build America Mutual)	5.00	5/15/2043	3,040,000		3,732,026
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside II) (Insured; Build America Mutual)	5.00	5/15/2044	1,890,000		2,318,047
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2035	1,500,000		1,795,290

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 99.1% (continued)
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2033	3,800,000		4,580,862
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)	5.00	7/1/2046	2,170,000	[a]	2,387,825
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)	5.00	7/1/2041	1,750,000	[a]	1,935,465
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000		3,406,530
California Municipal Finance Authority, Revenue Bonds, Refunding (Biola University)	5.00	10/1/2039	1,000,000		1,180,120
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers Obligated Group) Ser. A	5.00	2/1/2037	1,000,000		1,174,220
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers Obligated Group) Ser. A	5.00	2/1/2036	1,000,000		1,179,880
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2042	3,500,000		4,058,425
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2037	1,000,000		1,171,970
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2036	1,100,000		1,292,973
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. B	5.00	7/1/2042	2,500,000		2,898,875
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood Obligated Group) Ser. A	5.00	10/1/2044	2,000,000		2,335,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 99.1% (continued)
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2049	2,100,000		2,570,001
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2034	1,720,000		2,180,238
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2048	9,115,000		10,290,926
California Pollution Control Financing Authority, Revenue Bonds (American Water Capital Corp. Project)	5.25	8/1/2040	7,500,000	[a]	7,708,875
California Pollution Control Financing Authority, Revenue Bonds (San Jose Water Company Project)	5.10	6/1/2040	5,500,000		5,610,385
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	3,000,000		3,103,290
California Public Finance Authority, Revenue Bonds (NCCD-Claremont Properties LLC-Claremont Colleges Project) Ser. A	5.00	7/1/2047	1,250,000	[a]	1,258,500
California Public Finance Authority, Revenue Bonds, Refunding (Henry Mayo Newhall Hospital)	5.00	10/15/2047	3,000,000		3,379,800
California Public Works Board, Revenue Bonds (Judicial Council Projects) Ser. D	5.00	12/1/2031	10,000,000		10,740,900
California School Finance Authority, Revenue Bonds (Alliance for College-Ready Public Schools Obligated Group Projects) Ser. A	5.00	7/1/2045	3,500,000	[a]	3,892,140
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)	5.00	7/1/2049	1,100,000	[a]	1,250,557
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)	5.00	7/1/2043	1,255,000	[a]	1,431,453

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 99.1% (continued)
California School Finance Authority, Revenue Bonds (Green Dot Public Schools Obligated Group California Project) Ser. A	5.00	8/1/2048	1,650,000	[a]	1,924,610
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2037	590,000	[a]	693,244
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2047	875,000	[a]	1,009,601
California School Finance Authority, Revenue Bonds (Kipp SoCal Public Schools Obligated Group) Ser. A	5.00	7/1/2049	1,650,000	[a]	1,961,685
California School Finance Authority, Revenue Bonds, Refunding (Aspire Public Schools)	5.00	8/1/2041	1,750,000	[a]	1,948,660
California State University, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2038	5,000,000		6,098,900
California Statewide Communities Development Authority, Revenue Bonds (Irvine Campus) Ser. A	5.00	5/15/2042	4,000,000		4,673,520
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.50	12/1/2058	1,500,000	[a]	1,756,125
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2036	5,250,000	[a]	5,953,605
California Statewide Communities Development Authority, Revenue Bonds (Viamonte Senior Living Project)	3.00	7/1/2025	3,700,000		3,769,782
California Statewide Communities Development Authority, Revenue Bonds, Refunding	5.00	10/1/2045	3,550,000		3,989,490
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Bentley School) Ser. A	7.00	7/1/2040	4,000,000		4,144,440
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2041	700,000	[a]	806,974
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2032	1,855,000	[a]	2,188,881

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 99.1% (continued)
California Statewide Communities Development Authority, Revenue Bonds, Refunding (CHF-Irvine)	5.00	5/15/2040	3,000,000		3,454,530
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Cottage Health System Obligated Group)	5.00	11/1/2043	4,000,000		4,525,680
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Cottage Health System Obligated Group)	5.00	11/1/2040	11,940,000		12,264,887
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Cottage Health System Obligated Group)	5.25	11/1/2030	3,750,000		3,884,025
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services)	5.00	4/1/2047	4,555,000		5,310,766
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Henry Mayo Newhall Memorial Hospital) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	10/1/2043	2,100,000		2,367,918
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	11/15/2034	2,390,000		2,774,097
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health) Ser. A	5.00	8/15/2041	1,200,000		1,415,820
Escondido Union High School District, GO, Ser. C	0.00	8/1/2046	3,000,000	[c]	1,300,740
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	0.00	1/15/2035	10,000,000	[c]	6,642,000
Fresno Joint Powers Financing Authority, Revenue Bonds, Refunding (Master Lease Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	4/1/2037	850,000		1,007,607

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 99.1% (continued)
Fresno Joint Powers Financing Authority, Revenue Bonds, Refunding (Master Lease Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	4/1/2035	1,000,000		1,195,000
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2029	8,000,000		9,521,760
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2026	2,500,000		2,958,900
Golden Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2047	4,500,000		4,630,095
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2026	3,265,000	[c]	2,914,110
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2023	4,850,000	[c]	4,599,158
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2022	3,605,000	[c]	3,474,715
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2035	6,835,000		8,503,970
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2034	3,255,000		4,060,678
Imperial Irrigation District Electric System, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2038	1,800,000		2,140,470
Imperial Irrigation District Electric System, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2037	2,500,000		2,981,875
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2048	4,250,000		4,891,920
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2043	2,500,000		2,887,250
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2044	2,500,000		2,768,350

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 99.1% (continued)
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) (Insured; Build America Mutual) Ser. A	4.00	9/1/2044	1,115,000	1,255,780
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. A	5.00	9/1/2042	400,000	469,032
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. B	5.00	9/1/2042	1,000,000	1,172,580
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. C	5.00	9/1/2042	1,000,000	1,172,580
Jurupa Public Financing Authority, Special Tax Bonds, Refunding, Ser. A	5.00	9/1/2042	3,420,000	3,889,600
Lancaster Redevelopment Agency, Tax Allocation Bonds, Refunding (Comb Redevelopment Project Areas) (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2033	1,200,000	1,438,428
Lodi Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2030	1,275,000	1,619,951
Long Beach Harbor, Revenue Bonds, Ser. D	5.00	5/15/2042	3,500,000	4,069,450
Los Angeles Community Facilities District, Special Tax Bonds, Refunding	5.00	9/1/2030	1,110,000	1,279,408
Los Angeles Community Facilities District, Special Tax Bonds, Refunding	5.00	9/1/2029	1,190,000	1,375,819
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. D	5.00	12/1/2045	4,000,000	4,683,800
Los Angeles County Regional Financing Authority, Revenue Bonds (MonteCedro Inc. Project) Ser. A	5.00	11/15/2044	2,000,000	2,199,840
Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport) Ser. B	5.00	5/15/2038	3,500,000	3,905,510
Los Angeles Department of Airports, Revenue Bonds, Refunding (Los Angeles International Airport)	5.00	5/15/2032	16,985,000	21,291,377

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 99.1% (continued)
Los Angeles Department of Airports, Revenue Bonds, Refunding (Los Angeles International Airport) Ser. A	5.00	5/15/2035	25,000,000		25,437,500
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2028	4,215,000		5,285,863
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2027	2,370,000		2,925,125
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. C	5.00	5/15/2038	4,500,000		5,264,235
Metropolitan Water District of Southern California, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	5,000,000		5,430,800
Metropolitan Water District of Southern California, Revenue Bonds, Ser. A	5.00	7/1/2040	2,000,000		2,355,580
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2042	2,550,000		3,045,847
North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.25	9/1/2026	2,760,000		3,138,700
Northern California Power Agency, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.)	7.50	7/1/2021	240,000	[d]	259,483
Northern California Transmission Agency, Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2039	1,500,000		1,785,120
Northern California Transmission Agency, Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2038	1,565,000		1,864,791
Oakland Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. TE	5.00	9/1/2036	3,000,000		3,504,660
Oakland Unified School District, GO, Ser. A	5.00	8/1/2040	3,500,000		4,058,670
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2047	1,000,000		1,182,340
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2042	3,000,000		3,564,990
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2041	6,000,000		6,902,400
Palomar Community College District, GO, Ser. B	0/6.38	8/1/2045	16,615,000	[b]	16,733,797

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 99.1% (continued)
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2026	1,845,000	2,197,819
Palomar Health, Revenue Bonds, Refunding (Palomar Health & Arch Health Partners Obligated Group)	5.00	11/1/2042	5,000,000	5,779,850
Peralta Community College District, GO, Refunding, Ser. A	4.00	8/1/2039	5,000,000	5,445,650
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2036	1,850,000	2,160,930
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2035	1,740,000	2,041,803
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2034	1,310,000	1,543,141
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2028	3,000,000	3,627,840
Pomona Redevelopment Agency, Tax Allocation Bonds, Refunding , Ser. Y	5.50	5/1/2032	3,000,000	3,863,340
Pomona Unified School District, GO (Insured; Build America Mutual) Ser. F	5.00	8/1/2039	2,000,000	2,279,020
Port of Los Angeles, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2039	2,050,000	2,354,774
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	3,250,000	3,829,865
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2035	1,000,000	1,245,850
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2036	1,375,000	1,708,561
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	6,120,000	7,497,490
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	5,615,000	7,082,649
Sacramento Municipal Utility District, Revenue Bonds, Refunding, Ser. X	5.00	8/15/2028	1,845,000	1,968,228
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2038	2,000,000	2,422,120

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 99.1% (continued)
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000		7,189,380
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2034	3,000,000		3,070,890
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	3,000,000		3,606,300
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2044	1,000,000		1,113,590
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2044	10,000,000		11,356,600
San Francisco Bay Area Rapid Transit District, Revenue Bonds, Ser. A	4.00	7/1/2037	2,500,000		2,858,450
San Francisco City & County Airport Commission, Revenue Bonds, Refunding	5.00	5/1/2028	2,000,000		2,184,860
San Francisco City & County Airport Commission, Revenue Bonds, Refunding	5.00	5/1/2029	2,000,000		2,183,340
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co. LLC) Ser. A	5.00	1/1/2047	4,000,000		4,798,360
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co. LLC) Ser. A	5.00	1/1/2027	2,000,000		2,448,480
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2032	1,000,000		1,202,650
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2029	1,000,000		1,218,770
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2037	9,865,000		12,176,764
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2050	5,000,000		6,031,400
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Ser. B	0.00	8/1/2021	500,000	[c]	457,605

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 99.1% (continued)
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. B	5.00	8/1/2043	1,100,000	1,280,356
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Refunding (Mission Bay North Redevelopment Project) Ser. A	5.00	8/1/2036	1,555,000	1,842,193
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Refunding (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. C	5.00	8/1/2041	1,750,000	2,041,883
San Francisco Public Utilities Commission, Revenue Bonds	5.00	11/1/2037	10,000,000	10,876,800
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2050	5,000,000	5,622,150
San Mateo Foster City Public Financing Authority, Revenue Bonds	4.00	8/1/2039	1,500,000	1,725,240
San Mateo Foster City Public Financing Authority, Revenue Bonds	4.00	8/1/2037	2,200,000	2,557,610
Santa Margarita Water District, Special Tax Bonds (Community Facilities District No. 2013-1)	5.63	9/1/2043	6,720,000	7,432,320
Santa Margarita Water District, Special Tax Bonds, Refunding (Community Facilities District No. 99-1) Ser. B	5.00	9/1/2027	1,945,000	2,216,308
South Orange County Public Financing Authority, Special Tax Bonds, Refunding, Ser. A	5.00	8/15/2029	1,500,000	1,621,050
South Orange County Public Financing Authority, Special Tax Bonds, Refunding, Ser. A	5.00	8/15/2030	1,000,000	1,078,550
Southern California Public Power Authority, Revenue Bonds (Windy Point/Windy Flats Project)	5.00	7/1/2027	7,515,000	7,688,596
Southern California Public Power Authority, Revenue Bonds, Refunding (Linden Wind Energy Project) Ser. A	5.00	7/1/2028	2,145,000	2,194,421

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 99.1% (continued)
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding	5.00	6/1/2048	3,000,000		3,548,940
Stockton Unified School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2038	2,500,000		2,841,850
Stockton Unified School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2025	1,620,000		1,778,080
Stockton Unified School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2026	1,115,000		1,223,512
Tender Option Bond Trust Receipts (Series 2016-XM0375), (Riverside County Transportation Commission, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.25	8.87	6/1/2039	7,500,000	[a,e,f]	8,599,312
Tender Option Bond Trust Receipts (Series 2016-XM0379), (Los Angeles Department of Water & Power, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	15.16	7/1/2043	12,000,000	[a,e,f]	13,124,160
Tender Option Bond Trust Receipts (Series 2019-XF0761), (Los Angeles Department of Harbors, Revenue Bonds, Refunding (Green Bonds)) Recourse, Underlying Coupon Rate (%) 4.00	11.55	8/1/2039	10,000,000	[a,e,f]	11,075,175
Tender Option Bond Trust Receipts (Series 2019-XF0762), (California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health)) Recourse, Underlying Coupon Rate (%) 5.00	15.59	11/15/2046	12,275,000	[a,e,f]	14,500,443
Torrance, Revenue Bonds (Torrance Memorial Medical Center) Ser. A	5.00	9/1/2040	3,000,000		3,080,760
Turlock Irrigation District, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2026	25,000		25,079
University of California, Revenue Bonds, Refunding (Limited Project) Ser. G	5.00	5/15/2042	10,000,000		10,842,500
University of California, Revenue Bonds, Ser. AM	5.25	5/15/2030	3,000,000		3,529,590
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. J	5.00	5/15/2043	10,000,000		11,090,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 99.1% (continued)
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. L	4.00	5/15/2044	3,000,000	3,267,540
Walnut Energy Center Authority, Revenue Bonds, Refunding	5.00	1/1/2027	2,150,000	2,520,144
Yosemite Community College District, GO	0.00	8/1/2031	5,545,000	[c] 4,234,938
				881,433,170
Multi-State - .8%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Cl. A, Ser. MO50	3.05	6/15/2037	6,425,000	6,731,922
U.S. Related - .7%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	5,905,000	6,659,187
Total Long-Term Municipal Investments (cost $840,161,662)			894,824,279
Total Investments (cost $853,852,395)			102.2%	908,745,145
Liabilities, Less Cash and Receivables			(2.2%)	(19,176,214)
Net Assets			100.0%	889,568,931

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities were valued at $96,432,622 or 10.84% of net assets.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

Portfolio Summary (Unaudited) †	Value (%)
Medical	16.0
General Obligation	15.3
Airport	14.4
Education	9.5
General	7.8
Special Tax	6.3
Transportation	5.4
Water	4.1
Development	3.7
School District	3.4
Tobacco Settlement	3.2
Nursing Homes	2.8
Multifamily Housing	2.8
Housing	2.2
Power	2.0
Pollution	1.5
Facilities	1.2
Utilities	.6
Prerefunded	.0
102.2

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EURIBOR	Euro Interbank Offered Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RIB	Residual Interest Bonds	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFRRATE	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	853,852,395	908,745,145
Cash		3,376,992
Interest receivable		8,944,509
Receivable for shares of Common Stock subscribed		89,107
Prepaid expenses		40,813
		921,196,566
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		496,531
Payable for floating rate notes issued—Note 4		29,455,000
Payable for investment securities purchased		1,096,460
Payable for shares of Common Stock redeemed		337,607
Interest and expense payable related to floating rate notes issued—Note 4		166,444
Directors’ fees and expenses payable		6,704
Other accrued expenses		68,889
		31,627,635
Net Assets ($)		889,568,931
Composition of Net Assets ($):
Paid-in capital		830,051,687
Total distributable earnings (loss)		59,517,244
Net Assets ($)		889,568,931

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	83,658,268	9,127,593	57,202,107	3,601,297	735,979,666
Shares Outstanding	5,547,366	605,414	3,794,685	238,900	48,800,560
Net Asset Value Per Share ($)	15.08	15.08	15.07	15.07	15.08

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2019 (Unaudited)

Investment Income ($):
Interest Income	16,128,241
Expenses:
Management fee—Note 3(a)	2,668,661
Shareholder servicing costs—Note 3(c)	349,969
Interest and expense related to floating rate notes issued—Note 4	300,415
Professional fees	58,356
Directors’ fees and expenses—Note 3(d)	48,337
Registration fees	41,342
Distribution fees—Note 3(b)	34,455
Loan commitment fees—Note 2	11,453
Prospectus and shareholders’ reports	10,823
Custodian fees—Note 3(c)	8,113
Miscellaneous	36,998
Total Expenses	3,568,922
Less—reduction in fees due to earnings credits—Note 3(c)	(6,811)
Net Expenses	3,562,111
Investment Income—Net	12,566,130
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,033,583
Net change in unrealized appreciation (depreciation) on investments	4,006,805
Net Realized and Unrealized Gain (Loss) on Investments	8,040,388
Net Increase in Net Assets Resulting from Operations	20,606,518

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
Operations ($):
Investment income—net	12,566,130	28,125,121
Net realized gain (loss) on investments	4,033,583	583,172
Net change in unrealized appreciation (depreciation) on investments	4,006,805	10,512,510
Net Increase (Decrease) in Net Assets Resulting from Operations	20,606,518	39,220,803
Distributions ($):
Distributions to shareholders:
Class A	(1,065,837)	(2,596,628)
Class C	(84,549)	(250,028)
Class I	(773,650)	(1,810,189)
Class Y	(54,820)	(129,565)
Class Z	(10,465,408)	(27,072,555)
Total Distributions	(12,444,264)	(31,858,965)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	6,631,718	14,354,026
Class C	418,366	1,507,130
Class I	9,102,092	15,297,990
Class Y	-	914,093
Class Z	6,391,451	15,740,399
Distributions reinvested:
Class A	848,593	2,048,565
Class C	72,238	210,354
Class I	758,916	1,767,427
Class Y	1,551	13,833
Class Z	8,206,849	21,246,748
Cost of shares redeemed:
Class A	(5,343,374)	(14,746,650)
Class C	(1,057,703)	(2,235,029)
Class I	(3,449,882)	(18,821,929)
Class Y	(349,697)	(209,246)
Class Z	(24,163,007)	(79,592,548)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(1,931,889)	(42,504,837)
Total Increase (Decrease) in Net Assets	6,230,365	(35,142,999)
Net Assets ($):
Beginning of Period	883,338,566	918,481,565
End of Period	889,568,931	883,338,566

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
Capital Share Transactions (Shares):
Class A
Shares sold	439,530	974,527
Shares issued for distributions reinvested	56,219	139,881
Shares redeemed	(354,195)	(1,010,196)
Net Increase (Decrease) in Shares Outstanding	141,554	104,212
Class C
Shares sold	27,839	103,009
Shares issued for distributions reinvested	4,786	14,376
Shares redeemed	(70,421)	(152,411)
Net Increase (Decrease) in Shares Outstanding	(37,796)	(35,026)
Class I
Shares sold	605,916	1,045,389
Shares issued for distributions reinvested	50,282	120,726
Shares redeemed	(228,772)	(1,289,449)
Net Increase (Decrease) in Shares Outstanding	427,426	(123,334)
Class Ya
Shares sold	-	62,303
Shares issued for distributions reinvested	103	947
Shares redeemed	(22,979)	(14,261)
Net Increase (Decrease) in Shares Outstanding	(22,876)	48,989
Class Za
Shares sold	424,367	1,073,264
Shares issued for distributions reinvested	543,700	1,450,822
Shares redeemed	(1,603,056)	(5,439,158)
Net Increase (Decrease) in Shares Outstanding	(634,989)	(2,915,072)

[a] During the period ended May 31, 2019, 12,557 Class Z shares representing $186,093 were exchanged for 12,565 Class Y shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2019		Year Ended May 31,
Class A Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.94	14.81	15.24	15.69	15.22	15.20
Investment Operations:
Investment income—net[a]	.20	.44	.46	.48	.51	.52
Net realized and unrealized gain (loss) on investments	.14	.19	(.30)	(.45)	.47	.01
Total from Investment Operations	.34	.63	.16	.03	.98	.53
Distributions:
Dividends from investment income—net	(.20)	(.44)	(.46)	(.48)	(.51)	(.51)
Dividends from net realized gain on investments	-	(.06)	(.13)	(.00)[b]	-	-
Total Distributions	(.20)	(.50)	(.59)	(.48)	(.51)	(.51)
Net asset value, end of period	15.08	14.94	14.81	15.24	15.69	15.22
Total Return (%)[c]	2.26[d]	4.40	1.03	.25	6.54	3.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00[e]	.98	.95	.94	.93	.93
Ratio of net expenses to average net assets	1.00[e]	.98	.94	.94	.93	.93
Ratio of interest and expense related to floating rate notes issued to average net assets	.07[e]	.05	.02	.01	.01	.01
Ratio of net investment income to average net assets	2.63[e]	3.00	3.07	3.15	3.29	3.38
Portfolio Turnover Rate	11.55[d]	22.63	14.26	21.23	11.03	9.33
Net Assets, end of period ($ x 1,000)	83,658	80,780	78,495	82,369	107,497	90,386

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2019		Year Ended May 31,
Class C Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.94	14.80	15.24	15.69	15.21	15.19
Investment Operations:
Investment income—net[a]	.14	.33	.35	.37	.38	.40
Net realized and unrealized gain (loss) on investments	.14	.20	(.32)	(.46)	.49	.02
Total from Investment Operations	.28	.53	.03	(.09)	.87	.42
Distributions:
Dividends from investment income—net	(.14)	(.33)	(.34)	(.36)	(.39)	(.40)
Dividends from net realized gain on investments	-	(.06)	(.13)	(.00)[b]	-	-
Total Distributions	(.14)	(.39)	(.47)	(.36)	(.39)	(.40)
Net asset value, end of period	15.08	14.94	14.80	15.24	15.69	15.21
Total Return (%)[c]	1.87[d]	3.68	.19	(.52)	5.79	2.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.76[e]	1.75	1.70	1.70	1.70	1.69
Ratio of net expenses to average net assets	1.76[e]	1.75	1.70	1.70	1.70	1.69
Ratio of interest and expense related to floating rate notes issued to average net assets	.07[e]	.05	.02	.01	.01	.01
Ratio of net investment income to average net assets	1.86[e]	2.24	2.31	2.39	2.50	2.62
Portfolio Turnover Rate	11.55[d]	22.63	14.26	21.23	11.03	9.33
Net Assets, end of period ($ x 1,000)	9,128	9,609	10,040	16,087	16,347	9,427

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2019		Year Ended May 31,
Class I Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.94	14.80	15.23	15.68	15.21	15.19
Investment Operations:
Investment income—net[a]	.21	.47	.50	.52	.53	.55
Net realized and unrealized gain (loss) on investments	.13	.21	(.30)	(.45)	.49	.02
Total from Investment Operations	.34	.68	.20	.07	1.02	.57
Distributions:
Dividends from investment income—net	(.21)	(.48)	(.50)	(.52)	(.55)	(.55)
Dividends from net realized gain on investments	-	(.06)	(.13)	(.00)b	-	-
Total Distributions	(.21)	(.54)	(.63)	(.52)	(.55)	(.55)
Net asset value, end of period	15.07	14.94	14.80	15.23	15.68	15.21
Total Return (%)	2.31[c]	4.73	1.28	.49	6.80	3.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76d	.73	.70	.69	.69	.68
Ratio of net expenses to average net assets	.76[d]	.73	.70	.69	.69	.68
Ratio of interest and expense related to floating rate notes issued to average net assets	.07[d]	.05	.02	.01	.01	.01
Ratio of net investment income to average net assets	2.87[d]	3.25	3.32	3.39	3.51	3.63
Portfolio Turnover Rate	11.55[c]	22.63	14.26	21.23	11.03	9.33
Net Assets, end of period ($ x 1,000)	57,202	50,296	51,660	49,897	48,827	20,289

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2019		Year Ended May 31,
Class Y Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.94	14.80	15.23	15.68	15.21	15.19
Investment Operations:
Investment income—net[a]	.22	.48	.50	.53	.55	.60
Net realized and unrealized gain (loss) on investments	.13	.20	(.30)	(.46)	.47	(.03)
Total from Investment Operations	.35	.68	.20	.07	1.02	.57
Distributions:
Dividends from investment income—net	(.22)	(.48)	(.50)	(.52)	(.55)	(.55)
Dividends from net realized gain on investments	-	(.06)	(.13)	(.00)[b]	-	-
Total Distributions	(.22)	(.54)	(.63)	(.52)	(.55)	(.55)
Net asset value, end of period	15.07	14.94	14.80	15.23	15.68	15.21
Total Return (%)	2.33[c]	4.75	1.31	.52	6.83	3.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[d]	.70	.67	.67	.65	.67
Ratio of net expenses to average net assets	.72[d]	.70	.67	.67	.65	.67
Ratio of interest and expense related to floating rate notes issued to average net assets	.07[d]	.05	.02	.01	.01	.01
Ratio of net investment income to average net assets	2.91[d]	3.27	3.35	3.43	3.57	3.63
Portfolio Turnover Rate	11.55[c]	22.63	14.26	21.23	11.03	9.33
Net Assets, end of period ($ x 1,000)	3,601	3,910	3,149	3,544	3,819	3,841

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2019		Year Ended May 31,
Class Z Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.94	14.81	15.24	15.69	15.22	15.20
Investment Operations:
Investment income—neta	.22	.47	.49	.52	.54	.55
Net realized and unrealized gain (loss) on investments	.13	.19	(.30)	(.46)	.47	.02
Total from Investment Operations	.35	.66	.19	.06	1.01	.57
Distributions:
Dividends from investment income—net	(.21)	(.47)	(.49)	(.51)	(.54)	(.55)
Dividends from net realized gain on investments	-	(.06)	(.13)	(.00)[b]	-	-
Total Distributions	(.21)	(.53)	(.62)	(.51)	(.54)	(.55)
Net asset value, end of period	15.08	14.94	14.81	15.24	15.69	15.22
Total Return (%)	2.37[c]	4.62	1.24	.47	6.76	3.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77[d]	.76	.73	.72	.72	.72
Ratio of net expenses to average net assets	.77[d]	.76	.73	.72	.72	.72
Ratio of interest and expense related to floating rate notes issued to average net assets	.07[d]	.05	.02	.01	.01	.01
Ratio of net investment income to average net assets	2.86[d]	3.21	3.29	3.38	3.50	3.59
Portfolio Turnover Rate	11.55[c]	22.63	14.26	21.23	11.03	9.33
Net Assets, end of period ($ x 1,000)	735,980	738,744	775,138	824,664	873,673	881,000

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus California AMT-Free Municipal Bond Fund to BNY Mellon California AMT-Free Municipal Bond Fund, Inc. and was reclassified as a standalone fund. In addition, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized), Class T (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (200 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal- Backed Securities	-	13,920,866	-	13,920,866
Municipal Securities	-	894,824,279	-	894,824,279
Liabilities ($)
Floating Rate Notes††	-	(29,455,000)	-	(29,455,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended November 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2019 was as follows: tax-exempt income $28,143,918, ordinary income $117,864 and long-term capital gains $3,597,183. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended November 30, 2019.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank

Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses allocable to Class Z shares (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1½% of the value of the average daily net assets of Class Z shares, the fund may deduct from the fees paid to the Adviser, or the Adviser will bear such excess expense. During the period ended November 30, 2019, there was no reduction in expenses pursuant to the Agreement.

During the period ended November 30, 2019, the Distributor retained $324 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2019, Class C shares were charged $34,455 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2019, Class A and Class C shares were charged $102,539 and $11,485, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2019, Class Z shares were charged $117,994 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2019, the fund was charged $64,617 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2019, the fund was charged $8,113 pursuant to the custody agreement. These fees were partially offset by earnings credits of $6,811.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2019, the fund was charged $3,569 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2019, the fund was charged $6,571 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $436,175, Distribution Plan fees of $5,568, Shareholder Services Plan fees of $45,546, custodian fees of $5,200, Chief Compliance Officer fees of $2,174 and transfer agency fees of $1,868.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended November 30, 2019, amounted to $101,891,186 and $112,364,805, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended November 31, 2019, was approximately $29,455,000, with a related weighted average annualized interest rate of 2.04%.

At November 30, 2019, accumulated net unrealized appreciation on investments was $54,892,750, consisting of $55,907,323 gross unrealized appreciation and $1,014,573 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of California municipal debt funds (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional California municipal debt funds (the “Performance Universe”), all for various periods ended September 30, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional California municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was below the Performance Group median for all ten one-year periods and above the Performance Universe median for seven of the ten one-year periods ended September 30th. The Board discussed with representatives of the Adviser the reasons for the fund’s underperformance versus the Performance Group and/or Performance Universe during various periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown. The Board also noted that the fund had a five star rating from Morningstar for all periods based on Morningstar’s risk-adjusted return measures.

The Board reviewed and considered the contractual management fee rate paid by the fund to the Adviser over the fund’s last fiscal year in light of the nature, extent and quality of the management services provided by the Adviser.

The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was higher than the Expense Group contractual management fee median and was higher than the Expense Group and Expense Universe actual management fee medians, and that the fund’s total expenses were higher than the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board determined to continue to evaluate the fund’s performance in light of the Adviser’s explanation for the fund’s underperforming the Performance Group and/or Performance Universe during various periods under review.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

NOTES

For More Information

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DCAAX Class C: DCACX Class I: DCMIX Class Y: DCAYX Class Z: DRCAX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 6124SA1119

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      January 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      January 27, 2020

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      January 24, 2020

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)